Supplemental Disclosures Of Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures Of Cash Flow Information [Text Block]
28—SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Interest and income taxes paid are as follows:
	2012	2011	2010
Income taxes paid (refunds received)	143	143	942
Interest paid	401	38	66
Interest received	16	40	43

Non-cash transactions:	2012	2011	2010
Capital lease obligations incurred	137	29	73